UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05128

                          THE SWISS HELVETIA FUND, INC.
                     1270 Avenue of the Americas, Suite 400
                            New York, New York 10020
                                 1-888-SWISS-00

                        Rodolphe E. Hottinger, President
                                Hottinger et Cie
                               3 Place des Bergues
                                    C.P. 395
                                 CH-1201 Geneva
                                   Switzerland

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2005

Item 1.  Schedule of Investments.

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
          SCHEDULE OF INVESTMENTS (UNAUDITED)     SEPTEMBER 30, 2005

                                                               Percent
        No. of                                                 of Net
        Shares              Security                 Value     Assets
        --------------------------------------------------------------

        COMMON STOCKS -- 98.90%

        BANKS -- 15.69%

          2,143 BANK SARASIN & CIE AG
                REGISTERED SHARES                  $  4,820,400   1.11%
                Offers private banking, asset
                management, investment advice,
                and institutional banking
                services.
                (Cost $4,832,790)

        428,000 CREDIT SUISSE GROUP/2/
                REGISTERED SHARES                    19,022,222   4.39%
                A global diversified financial
                service company with large
                activity in private banking,
                investment banking, asset
                management and insurance
                service.
                (Cost $14,071,733)

         21,851 ST. GALLER KANTONALBANK
                REGISTERED SHARES                     6,999,777   1.62%
                A Swiss regional bank that offers
                retail, commercial, private and
                institutional banking. It also
                provides asset management and
                financial planning services.
                (Cost $4,930,366)

        435,000 UBS AG/2/
                REGISTERED SHARES                    37,114,602   8.57%
                A global diversified financial
                service company with large
                activity in private banking,
                investment banking, and asset
                management.
                (Cost $7,578,949)
                                                   ------------  -----
                                                     67,957,001  15.69%

        BASIC RESOURCES -- 1.81%

         61,136 PRECIOUS WOODS HOLDING AG/1/
                BEARER SHARES                       $ 5,500,699  1.27%
                Through subsidiaries, manages
                tropical forests using ecologically
                sustainable forest management
                methods. Harvests tropical trees
                and processes them into lumber.
                (Cost $5,609,158)

         71,000 SWISS STEEL AG
                REGISTERED SHARES                     2,332,247  0.54%
                Manufactures industrial and
                construction steel.
                (Cost $2,180,101)
                                                   ------------  ----
                                                      7,832,946  1.81%

        BIOTECHNOLOGY -- 2.81%

         73,281 ACTELION LTD./1/
                REGISTERED SHARES                     7,929,183  1.83%
                Pharmaceutical company that
                develops and markets synthetic
                small-molecule drugs against
                diseases related to the
                endothelium.
                (Cost $4,675,382)

        408,111 BERNA BIOTECH AG/1/
                REGISTERED SHARES                     3,893,555  0.90%
                Develops and produces viral and
                bacterial vaccines for influenza,
                hepatitis, travel and general
                immunization.
                (Cost $3,212,899)

        BIOTECHNOLOGY -- (CONTINUED)

         12,273 CYTOS BIOTECHNOLOGY AG/1/
                REGISTERED SHARES                  $    364,120  0.08%
                Develops and produces
                biopharmaceuticals. Produces
                vaccines that immunize the
                patient against disease-related
                proteins. This instructs the
                immune system to produce
                antibodies to reverse or prevent
                disease progression.
                (Cost $439,327)
                                                   ------------  ----
                                                     12,186,858  2.81%

        CHEMICALS -- 4.40%

         50,000 LONZA GROUP AG
                REGISTERED SHARES                     2,962,963  0.68%
                The leading supplier of active
                chemical ingredients,
                intermediaries, and
                biotechnology solutions to the
                pharmaceutical and agrochemical
                industries.
                (Cost $3,131,916)

          2,924 SIKA AG
                BEARER SHARES                         2,236,233  0.52%
                Leading producer of construction
                chemicals.
                (Cost $653,545)

        131,931 SYNGENTA AG/2/
                REGISTERED SHARES                    13,865,930  3.20%
                Produces herbicides, insecticides
                and fungicides, and seeds for
                field crops, vegetables, and
                flowers.
                (Cost $7,768,263)
                                                   ------------  ----
                                                     19,065,126  4.40%

        CONSTRUCTION -- 2.08%

         14,777 AFG ARBONIA-FORSTER HOLDING AG
                BEARER SHARES                       $ 4,263,753  0.98%
                Manufactures kitchen appliances
                and offers a wide range of
                services. Produces heating
                appliances, steel tubes,
                refrigerators and kitchen fittings.
                (Cost $4,317,395)

         71,143 HOLCIM LTD.
                REGISTERED SHARES                     4,742,867  1.10%
                Produces and markets various
                building materials, in addition to
                providing consulting and
                engineering services in all areas
                of the cement manufacturing
                process.
                (Cost $3,001,966)
                                                   ------------  ----
                                                      9,006,620  2.08%

        CYCLICAL GOODS & SERVICES -- 3.84%

        315,000 COMPAGNIE FINANCIERE
                RICHEMONT AG, CLASS A/2/
                BEARER SHARES                        12,521,815  2.89%
                Manufactures and retails luxury
                goods through subsidiaries.
                Produces jewelry, watches,
                leather goods, writing
                instruments, and mens' and
                womens' wear.
                (Cost $10,534,476)

         CYCLICAL GOODS & SERVICES -- (CONTINUED)

         29,800 SWATCH GROUP AG
                BEARER SHARES                      $  4,121,264  0.95%
                Manufactures finished watches,
                movements and components.
                Produces components necessary
                to its eighteen watch brand
                companies. Also operates retail
                boutiques.
                (Cost $4,043,965)
                                                   ------------  ----
                                                     16,643,079  3.84%

         FINANCIAL SERVICES -- 0.23%

         15,000 OZ HOLDING AG
                BEARER SHARES                           977,312  0.23%
                Provides brokerage and banking
                services, specializing in futures
                and options.
                (Cost $987,525)
                                                   ------------  ----
                                                        977,312  0.23%

         FOOD & BEVERAGES -- 15.18%

         13,183 EMMI AG
                REGISTERED SHARES                     1,205,566  0.28%
                Swiss producer of dairy
                products. Also produces a variety
                of fruit juices and iced tea.
                (Cost $1,287,208)

            300 LINDT & SPRUNGLI AG
                REGISTERED SHARES                     4,979,639  1.15%
                Major manufacturer of premium
                Swiss chocolates.
                (Cost $1,196,399)

         202,500 NESTLE AG/2/
                 REGISTERED SHARES                 $ 59,528,796  13.75%
                 Largest food and beverage
                 processing company in the
                 world.
                 (Cost $12,107,256)
                                                   ------------  -----
                                                     65,714,001  15.18%

        INDUSTRIAL GOODS & SERVICES -- 8.73%

      1,364,000 ABB LTD./1/
                REGISTERED SHARES                    10,008,486   2.31%
                The holding company for ABB
                Group which is one of the largest
                electrical engineering firms in the
                world.
                (Cost $9,340,872)

          2,055 BELIMO HOLDING AG
                REGISTERED SHARES                     1,291,100   0.30%
                World market leader in damper
                and volume control actuators for
                ventilation and air-conditioning
                equipment.
                (Cost $433,588)

         53,914 BOBST GROUP AG
                REGISTERED SHARES                     2,329,269   0.54%
                Manufactures printing presses,
                packaging producing machinery,
                and machines to produce and
                print flexible packaging materials.
                (Cost $2,361,485)

         25,240 INFICON HOLDING AG/1/
                REGISTERED SHARES                  $  3,582,641  0.83%
                Manufactures and markets
                vacuum instruments used to
                monitor and control production
                processes. Manufactures on-site
                chemical detection and
                monitoring system.
                (Cost $2,422,749)

            950 KABA HOLDINGS AG
                BEARER SHARES                           249,060  0.06%
                Provides mechanical and
                electronic security systems.
                (Cost $170,930)

         27,418 KUEHNE & NAGEL INTERNATIONAL AG
                REGISTERED SHARES                     6,805,321  1.57%
                Operates sea freight, land and rail
                transportation businesses and
                warehousing and distribution
                facilities.
                (Cost $1,388,318)

          6,398 SGS SOCIETE GENERALE DE
                SURVEILLANCE HOLDING SA
                REGISTERED SHARES                     4,955,131  1.14%
                Provides a variety of industrial
                inspection, analysis, testing and
                verification services worldwide.
                (Cost $1,657,511)

        3,496   SIG HOLDING AG
                REGISTERED SHARES                       894,168  0.21%
                Manufactures packaging
                machinery through subsidiaries.
                Produces beverage bottling
                machines, beverage cartons, and
                filling machines.
                (Cost $697,041)

       11,216   SULZER AG
                REGISTERED SHARES                     5,706,958  1.32%
                Manufactures and sells surface
                coatings, pumps, process
                engineering equipment, and fuel
                cells.
                (Cost $3,694,119)

      900,000   SWISSLOG HOLDING AG/1/
                REGISTERED SHARES                       893,543  0.21%
                Offers consulting, financing,
                general contracting, software,
                and outsourcing services for
                warehouses and distribution
                centers.
                (Cost $910,942)

      615,035   VON ROLL HOLDING AG/1/
                BEARER SHARES                         1,054,278  0.24%
                Manufactures insulation and
                composite materials and offers
                waste treatment services.
                (Cost $904,319)
                                                   ------------  ----
                                                     37,769,955  8.73%

        INSURANCE -- 5.65%

        197,088 SWISS REINSURANCE COMPANY/2/
                REGISTERED SHARES                  $ 12,993,973   3.00%
                One of the leading global
                reinsurers.
                (Cost $12,487,648)

         67,100 ZURICH FINANCIAL SERVICES AG
                REGISTERED SHARES                    11,476,091   2.65%
                Offers property, accident, health,
                automobile, liability, financial risk
                and life insurance and retirement
                products.
                (Cost $11,508,602)
                                                   ------------  -----
                                                     24,470,064   5.65%

        MEDICAL TECHNOLOGY -- 0.17%

         16,867 PHONAK HOLDING AG
                REGISTERED SHARES                       725,441   0.17%
                Designs and produces wireless
                analog and digital hearing aids,
                transmitters, remote controls,
                microphones and receivers for
                use in wireless communications
                within broadcasting and sports.
                (Cost $143,401)
                                                   ------------  -----
                                                        725,441   0.17%

        PHARMACEUTICALS -- 27.04%

      1,149,000 NOVARTIS AG/2/
                REGISTERED SHARES                    58,508,319  13.51%
                One of the leading manufacturers
                of pharmaceutical and nutrition
                products.
                (Cost $13,461,235)

        420,000 ROCHE HOLDING AG/2/
                DIVIDEND RIGHTS CERTIFICATES       $ 58,573,589  13.53%
                Worldwide pharmaceutical
                company.
                (Cost $8,467,363)
                                                   ------------  -----
                                                    117,081,908  27.04%

        RETAILERS -- 1.41%

         24,767 GALENICA HOLDING AG
                REGISTERED SHARES                     4,975,492   1.15%
                Manufactures and distributes
                prescription and over-the-
                counter drugs, toiletries and
                hygiene products.
                (Cost $3,088,902)

            800 JELMOLI HOLDING AG
                BEARER SHARES                         1,135,544   0.26%
                Owns and operates department
                and retail stores and provides
                mail-order catalog and real estate
                leasing services.
                (Cost $1,200,963)
                                                   ------------  -----
                                                      6,111,036   1.41%

        TECHNOLOGY -- 4.33%

         13,000 ADVANCED DIGITAL BROADCAST
                HOLDING/1/
                REGISTERED SHARES                       946,830   0.22%
                Develops equipment and systems
                to view and interact with digital
                TV broadcast through cable,
                satellite, and telecommunication
                networks.
                (Cost $808,958)

        110,000 KUDELSKI SA
                BEARER SHARES                      $  4,355,633  1.01%
                Designs and manufactures
                conditional access systems for
                TV operators.
                (Cost $3,942,851)

        330,898 LOGITECH INTERNATIONAL SA/1, 2/
                REGISTERED SHARES                    13,436,114  3.10%
                Manufactures personal computer
                input devices, as well as
                producing trackballs, desktop
                publishing programs and related
                software.
                (Cost $5,457,895)
                                                   ------------  ----
                                                     18,738,577  4.33%

        UTILITY SUPPLIERS -- 5.53%

            235 AARE-TESSIN AG FUR ELEKTRIZITAET
                REGISTERED SHARES                       355,439  0.08%
                Generates, transmits, and
                distributes electricity in
                Switzerland and neighboring
                countries.
                (Cost $403,888)

        204,450 BKW FMB ENERGIE AG/2/
                REGISTERED SHARES                    14,747,993  3.41%
                Generates and distributes
                electricity. Produces electricity
                using nuclear, hydroelectric,
                solar, biomass and wind energy.
                (Cost $10,934,886)

          7,000 CENTRALSCHWEIZERISCHE
                KRAFTWERKE
                BEARER SHARES                      $  1,281,365   0.30%
                Supplies electric power, operates
                and maintains distribution
                network facilities, constructs and
                installs equipment, and offers
                consulting services to its clients.
                (Cost $1,161,341)

         12,273 ELEKTRIZITAETS-GESELLSCHAFT
                LAUFENBURG AG
                REGISTERED SHARES                     7,520,396   1.74%
                Generates and sells electricity.
                Operates nuclear and
                hydroelectric generating plants.
                Sells excess power throughout
                Europe.
                (Cost $8,692,117)
                                                   ------------ ------
                                                     23,905,193   5.53%

                TOTAL COMMON STOCKS
                (Cost $202,302,543)*               $428,185,117  98.90%
                OTHER ASSETS LESS LIABILITIES         4,760,327   1.10%
                                                   ------------  ------
                NET ASSETS                         $432,945,444 100.00%
                                                   ============  ======
--------------------------------------------------------------------------------
/1/NON-INCOME PRODUCING SECURITY.
/2/ONE OF THE TEN LARGEST PORTFOLIO HOLDINGS.
*COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR
 FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

                   GROSS UNREALIZED APPRECIATION   $227,760,797
                   GROSS UNREALIZED DEPRECIATION    (1,878,223)
                                                   ------------
                   NET UNREALIZED APPRECIATION     $225,882,574
                                                   ============

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.

By:      /s/ Rodolphe E. Hottinger
         __________________________
         Rodolphe E. Hottinger, Chief Executive Officer

Date:    11/22/05
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Rodolphe E. Hottinger
         __________________________
         Rodolphe E. Hottinger, Chief Executive Officer

Date:    11/22/05
         __________________________


By:      /s/ Rudolf Millisits
         __________________________
         Rudolf Millisits, Chief Financial Officer

Date:    11/22/05
         __________________________